Stockholders' Equity (Details) - USD ($)										1 Months Ended						3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2023	May 26, 2023	May 23, 2023	May 12, 2023	Mar. 09, 2023	Dec. 03, 2022	Apr. 25, 2022	Mar. 21, 2022	Jun. 14, 2021	Aug. 26, 2022	Apr. 30, 2022	Mar. 21, 2022	Mar. 18, 2022	Aug. 26, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2023	Jun. 26, 2023	May 25, 2023
Stockholders' Equity (Details) [Line Items]
Converted common stock shares													132,940	56							10,125		62,816,330
Common stock shares issued and outstanding																				17,837			7,874,962
Shares of common stock	3,125	1,989,676					43,750
Gross proceed (in Dollars)																	$ 96,000
Net offering cost (in Dollars)		$ 6,400,000																				$ 163,000,000,000
Outstanding principal amount (in Dollars)					$ 900,000	$ 696,000		$ 9,200,000				$ 9,200,000								$ 50,000
Common stock shares																7,874,962	7,874,962			3,179,789	2,926,655
Stock Issued During Period, Value, Conversion of Units (in Dollars)		2,348,347																$ 91,757		$ 91,757
Sale Leaseback Transaction, Gross Proceeds, Financing Activities (in Dollars)		8,900,000
Net of debt issuance costs and discount (in Dollars)		7,900,000
Conversion of convertible notes (in Dollars)		$ 7,500,000	$ 7,500,000
Shares issued																	14,612
Interest (in Dollars)						$ 696,000											$ 388,000
Common stock price per share (in Dollars per share)			$ 5.8					$ 29.6				$ 29.6	$ 24.24
Gross proceeds (in Dollars)												$ 3,300,000	$ 3,300,000
Interest expense (in Dollars)																	$ 251,000
Unsecured line of credit facility (in Dollars)								$ 10,000,000
Number of shares						59,981		12,500				12,500								1,690
Market value of credit facility (in Dollars per share)								$ 24.24				$ 24.24
Common stock, warrant		156,712		187,500
Maturity term of warrant		5 years		5 years
Exercise price (in Dollars per share)	$ 5.48
Options granted																	78,125
Minimum exercise price (in Dollars per share)																	$ 2.64
Maximum exercise price (in Dollars per share)																	$ 5.48
Stock option based compensation expense (in Dollars)																	$ 1,900,000
Unrecognized compensation costs (in Dollars)																	$ 4,000,000
Common stock shares authorized																250,000,000	250,000,000			250,000,000	1,000,000,000
Common stock of shares issued								132,940				132,940	132,940			7,874,962	7,874,962			3,179,789	2,926,655
Preferred stock, authorized																				20,000,000
Credit facility amount (in Dollars)												$ 10,000,000
Amount (in Dollars)																				$ 50,000
Accrued interest (in Dollars)			$ 14,625																	$ 406
Conversion of common shares issued																				44,152
Convertible notes totaling (in Dollars)			$ 13,000											$ 205,357
Exercise shares								3,563				3,563		26,786
Gross proceeds (in Dollars)														$ 11,500,000
Convertible Notes Payable, Current (in Dollars)																					$ 6.2
Shares of common stock	5.48		3,874		15,625																146,375
Common Stock Warrants (in Dollars)												$ 17,837
Exercise price (in Dollars)								$ 29.6				$ 29.6
Aggregate common share																					8,036
Shares issued (in Dollars)																					$ 4.5
Per share price (in Dollars per share)																					$ 70
Offering price																					125.00%
Exercise price per share (in Dollars per share)	$ 5.48						$ 19.28												$ 24.24
Common stock value (in Dollars)					$ 2.64											$ 6,383,641	$ 6,383,641	3,146,940	$ 90,000	$ 3,146,940	$ 10,282,998
Number of shares																				11,684
Exercise feature issued common shares (in Dollars)
Stock option to board of directors, Description																					The Company granted each of the four new Directors appointed June 2021 (“June Directors”) stock options to acquire 7,813 shares of common stock or a total of 31,250 that vest one third a year after each Annual Meeting. Additionally, the Company added another Director in November 2021 and granted stock options to acquire 3,647 shares of common stock that vest one third a year after each Annual Meeting beginning in 2022. One of the June Directors did not stand for reelection to the Board of Directors in December 2021 and forfeited 5,209 stock options. In December 2021, the Company granted additional options to acquire 1,280 shares of common stock to each of the non-employee Directors, by way of annual compensation under the Company’s compensation policy for non-employee directors and which vests monthly over a one-year-period.
Options description																				The options for the majority vest annually over a three-year period, 12,500 vest equally over a four-year period, and the balance of 12,500 vest upon the achievement of certain market capitalization thresholds or performance conditions.
Unrecognized compensation costs (in Dollars)																				$ 10,000,000
Stock compensation expense (in Dollars)																					$ 5,500,000
Restricted stock expense (in Dollars)																					$ 1,228,000
Options [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				21
Performance-based [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				21,875
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Converted common stock shares										26,786
Shares of common stock										205,357										4,583	8,855
Stock Issued During Period, Value, Conversion of Units (in Dollars)																		$ 1
Shares issued																		12,500		12,500
Number of shares						59,981										35,365	35,365	14,612	4,375	17	94,500,000,000
Common stock value (in Dollars)																$ 198	$ 198	$ 13		$ 13	$ 21
Exercise feature issued common shares (in Dollars)																		$ 2		$ 4	$ 5
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)				$ 3.164
Minimum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				17
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)		$ 3.664
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				1,690
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Converted common stock shares																23,311	23,311
Gross proceed (in Dollars)		$ 7,300,000
Common stock shares																					2,926,655
Shares issued																	111,516
Number of shares																								7,983
Common stock shares authorized																				250,000,000
Common stock of shares issued																				3,179,789
Common stock of fair market value (in Dollars per share)								$ 24.24				$ 24.24
Conversion of common shares issued								12,500
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Options granted																	490,000
Minimum exercise price (in Dollars per share)																	$ 3.18
Maximum exercise price (in Dollars per share)																	$ 5.48
Chief Technology Officer [Member]
Stockholders' Equity (Details) [Line Items]
Options granted																	62,500
Minimum exercise price (in Dollars per share)																	$ 2.64
Maximum exercise price (in Dollars per share)																	$ 5.48
Mr. Trelin [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock											12,613
Exercise price (in Dollars)											$ 270,000
Exercise price per share (in Dollars per share)											$ 25.04
Warrant term											10 years
Common stock value (in Dollars)											$ 270,000
Credit Facility [Member]
Stockholders' Equity (Details) [Line Items]
Common stock of shares issued								12,500				12,500
Employee Stock Option [Member]
Stockholders' Equity (Details) [Line Items]
Stock compensation expense (in Dollars)																				$ 8,900,000
Note Investors [Member]
Stockholders' Equity (Details) [Line Items]
Converted common stock shares																3,562	3,562
Employees [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				209,308
Mr Thimot [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)									$ 62.4
Exercise feature issued common shares (in Dollars)																				$ 150,000
Mr Smith [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock									75,000
Exercise price per share (in Dollars per share)									$ 62.4
Warrant term									10 years
Number of shares																				75,000
Mr Broenniman [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																				72
Stock options to acquire the cancel shares																				25,000
Mr Kumnick [Member]
Stockholders' Equity (Details) [Line Items]
Stock options to acquire the cancel shares																				37,500
Mr Selzer [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares																					2,799
Mr.Stern [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares															875
Mr. Garchik [Member]
Stockholders' Equity (Details) [Line Items]
Outstanding principal amount (in Dollars)		$ 900,000
Common stock shares		245,634
Note Investors [Member]
Stockholders' Equity (Details) [Line Items]
Common stock of shares issued																				3,562